ING FUNDS TRUST

ING Strategic Income Fund

ING MUTUAL FUNDS

ING Diversified Emerging Markets Debt Fund

ING Global Bond Fund

(Each a “Fund” and collectively “Funds”)

Supplement dated January 2, 2014

to the Funds’ Current Prospectuses (each a “Prospectus” and collectively “Prospectuses”)

and corresponding Statements of Additional Information (“SAI”)

ING Strategic Income Fund

Effective December 31, 2013, Michael Mata was removed as a portfolio manager of the Fund.  The Fund’s Prospectus and SAI are hereby revised as follows:

1.                                      All references to Michael Mata in the Fund’s Prospectus and SAI are hereby removed.

2.                                      The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Christine Hurstellers, CFA	Matthew Toms, CFA
Portfolio Manager (since 11/12)	Portfolio Manager (since 11/12)

ING Diversified Emerging Markets Debt Fund

Effective December 31, 2013, Michael Mata was removed as a portfolio manager of the Fund.  The Fund’s Prospectus and SAI are hereby revised as follows:

1.                                      All references to Michael Mata in the Fund’s Prospectus and SAI are hereby removed.

2.                                      The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Matthew Toms, CFA	Brian Timberlake, CFA
Portfolio Manager (since 05/13)	Portfolio Manager (since 05/13)

ING Global Bond Fund

Effective December 31, 2013, Michael Mata was removed as a portfolio manager of the Fund.  The Fund’s Prospectuses and SAIs are hereby revised as follows:

1.                                      All references to Michael Mata in the Fund’s Prospectuses and SAI are hereby removed.

2.                                      The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Christine Hurstellers, CFA	Brian Timberlake, CFA
Portfolio Manager (since 04/11)	Portfolio Manager (since 05/13)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE